ACCOUNTING CHANGES OR RECENT ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Jun. 29, 2018
Accounting Changes and Error Corrections [Abstract]
Schedule of Effect of Adopting ASC 606 and ASU 2017-07 on Condensed Consolidated Financial Statements
The following tables summarize the effect of adopting ASC 606 and ASU 2017-07 on our Consolidated Statement of Income for fiscal 2018 and 2017:

	Fiscal Year Ended June 29, 2018
	As Previously Reported	Effect of Adopting ASC 606	Effect of Adopting ASU 2017-07	As Recast

	(In millions, except per share amounts)
Revenue from product sales and services
Revenue from product sales	$5,062	$(24)	$—	$5,038
Revenue from services	1,120	10	—	1,130
	6,182	(14)	—	6,168
Cost of product sales and services
Cost of product sales	(3,106)	14	(147)	(3,239)
Cost of services	(825)	(2)	—	(827)
	(3,931)	12	(147)	(4,066)
Engineering, selling and administrative expenses	(1,129)	(16)	(37)	(1,182)
Non-operating income (loss)	(28)	—	184	156
Interest income	2	—	—	2
Interest expense	(170)	—	—	(170)
Income from continuing operations before income taxes	926	(18)	—	908
Income taxes	(205)	(1)	—	(206)
Income from continuing operations	721	(19)	—	702
Discontinued operations, net of income taxes	(3)	—	—	(3)
Net income	$718	$(19)	$—	$699

Net income per common share
Basic
Continuing operations	$6.06	$(0.16)	$—	$5.90
Discontinued operations	(0.02)	—	—	(0.02)
	$6.04	$(0.16)	$—	$5.88
Diluted
Continuing operations	$5.94	$(0.16)	$—	$5.78
Discontinued operations	(0.02)	—	—	(0.02)
	$5.92	$(0.16)	$—	$5.76

	Fiscal Year Ended June 29, 2017
	As Previously Reported	Effect of Adopting ASC 606	Effect of Adopting ASU 2017-07	As Recast

	(In millions, except per share amounts)
Revenue from product sales and services
Revenue from product sales	$4,667	$—	$—	$4,667
Revenue from services	1,233	(3)	—	1,230
	5,900	(3)	—	5,897
Cost of product sales and services
Cost of product sales	(2,964)	10	(104)	(3,058)
Cost of services	(770)	2	(28)	(796)
	(3,734)	12	(132)	(3,854)
Engineering, selling and administrative expenses	(1,093)	(25)	(32)	(1,150)
Non-operating income	2	—	164	166
Interest income	2	—	—	2
Interest expense	(172)	—	—	(172)
Income from continuing operations before income taxes	905	(16)	—	889
Income taxes	(267)	6	—	(261)
Income from continuing operations	638	(10)	—	628
Discontinued operations, net of income taxes	(85)	—	—	(85)
Net income	$553	$(10)	$—	$543

Net income per common share
Basic
Continuing operations	$5.19	$(0.08)	$—	$5.11
Discontinued operations	(0.69)	—	—	(0.69)
	$4.50	$(0.08)	$—	$4.42
Diluted
Continuing operations	$5.12	$(0.08)	$—	$5.04
Discontinued operations	(0.68)	—	—	(0.68)
	$4.44	$(0.08)	$—	$4.36

The following table summarizes the effect of the adoption of ASC 606 on our Consolidated Balance Sheet at June 29, 2018 and June 30, 2017:

	June 29, 2018			June 30, 2017
	As Previously Reported	Effect of Adopting ASC 606	As Recast	As Reported	Effect of adopting ASC 606	As Recast

	(In millions)
Assets
Current Assets
Cash and cash equivalents	$288	$—	$288	$484	$—	$484
Receivables	735	(269)	466	623	(258)	365
Contract assets	—	782	782	—	706	706
Inventories	925	(514)	411	841	(449)	392
Income taxes receivable	174	—	174	24	—	24
Other current assets	101	2	103	101	—	101
Total current assets	2,223	1	2,224	2,073	(1)	2,072
Non-current Assets
Property, plant and equipment	900	—	900	904	—	904
Goodwill	5,372	—	5,372	5,366	—	5,366
Other intangible assets	989	—	989	1,104	—	1,104
Non-current deferred income taxes	116	3	119	409	15	424
Other non-current assets	239	8	247	234	8	242
Total non-current assets	7,616	11	7,627	8,017	23	8,040
	$9,839	$12	$9,851	$10,090	$22	$10,112

Liabilities and Equity
Current Liabilities
Short-term debt	$78	$—	$78	$80	$—	$80
Accounts payable	622	—	622	540	—	540
Advanced payments and unearned income	314	(314)	—	252	(252)	—
Contract liabilities	—	372	372	—	291	291
Compensation and benefits	142	—	142	140	—	140
Other accrued items	313	4	317	329	3	332
Income taxes payable	15	—	15	31	(1)	30
Current portion of long-term debt, net	304	—	304	554	—	554
Total current liabilities	1,788	62	1,850	1,926	41	1,967
Non-current Liabilities
Defined benefit plans	714	—	714	1,278	—	1,278
Long-term debt, net	3,408	—	3,408	3,396	—	3,396
Non-current deferred income taxes	90	(11)	79	34	—	34
Other long-term liabilities	517	5	522	528	6	534
Total non-current liabilities	4,729	(6)	4,723	5,236	6	5,242
Equity
Shareholders’ Equity:
Common stock	118	—	118	120	—	120
Other capital	1,714	—	1,714	1,741	—	1,741
Retained earnings	1,692	(44)	1,648	1,343	(25)	1,318
Accumulated other comprehensive loss	(202)	—	(202)	(276)	—	(276)
Total equity	3,322	(44)	3,278	2,928	(25)	2,903
	$9,839	$12	$9,851	$10,090	$22	$10,112

The following table presents the effect of the adoption of ASC 606 on our Consolidated Statement of Cash Flows for fiscal 2018 and 2017:

	Fiscal Year Ended
	June 29, 2018			June 30, 2017
	As Previously Reported	Effect of Adopting ASC 606	As Recast	As Reported	Effect of Adopting ASC 606	As Recast

	(In millions)
Net income	$718	(19)	$699	$553	$(10)	$543
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of acquisition-related intangibles(1)	117	—	117	151	—	151
Depreciation and other amortization(1)	142	—	142	160	—	160
Share-based compensation	82	—	82	42	—	42
Qualified pension plan contributions	(301)	—	(301)	(589)	—	(589)
Pension income	(135)	—	(135)	(97)	—	(97)
Impairment of goodwill and other assets	—	—	—	240	—	240
Loss on sales of businesses, net	—	—	—	14	—	14
Loss on extinguishment of debt	24	—	24	—	—	—
(Increase) decrease in:
Accounts receivable	(112)	11	(101)	111	(87)	24
Contract assets	—	(76)	(76)	—	156	156
Inventories	(84)	65	(19)	28	(60)	(32)
Increase (decrease) in:
Accounts payable	82	—	82	18	—	18
Advanced payments and unearned income	63	(63)	—	(42)	42	—
Contract liabilities	—	81	81	—	(31)	(31)
Income taxes	202	—	202	131	(20)	111
Other	(47)	1	(46)	(151)	10	(141)
Net cash provided by operating activities	$751	$—	$751	$569	$—	$569
_______________

(1)
“Amortization of acquisition-related intangibles” includes amortization of non-Exelis Inc. acquisition-related intangibles, which was previously included in the “Depreciation and amortization” line item in our Consolidated Statement of Cash Flows in our fiscal Fiscal 2018 Annual Report on Form 10-K.